UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2012

1.805777.108

NJT-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount	Value
New Jersey - 83.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	$ 2,540,000	$ 2,922,295
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,686,200
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,609,163
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,067
5.25% 8/15/17	20,000	20,069
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,417,325
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,723,680
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,683,584
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,271,681
5% 3/1/21	1,000,000	1,226,080
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,147,960
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,289,557
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,826,150
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,279,880
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,624,433
Series 2012 A, 5% 11/1/22	6,600,000	8,431,896
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (b)(c)	1,210,000	1,218,652
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,427,285
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,681,505
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,718,873
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,829,556
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,371,375
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,814,580
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	688,986
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,083,000
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	889,155
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16 (Pre-Refunded to 9/15/13 @ 100)	1,360,000	1,429,850
5.25% 9/15/17 (Pre-Refunded to 9/15/13 @ 100)	2,000,000	2,102,720
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,960,310
5% 8/1/28	4,000,000	4,864,480
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	26,288
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,706,853
5% 9/1/26	600,000	695,586
5% 9/1/27	440,000	509,278
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	3,000,000	3,235,380
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,816,120
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,413,910
5.5% 12/15/19	8,000,000	9,898,960
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,250,650
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	3,007,638
5.125% 3/1/28	18,455,000	19,837,643
5.125% 3/1/30	2,175,000	2,333,558
5.25% 3/1/21	2,800,000	3,050,264
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,307,620
5.25% 3/1/22	15,700,000	17,043,135
5.25% 3/1/23	4,740,000	5,129,818
5.25% 3/1/24	9,000,000	9,763,020
5.25% 3/1/25	3,000,000	3,249,780
5.25% 3/1/26	9,000,000	9,730,980
Series 2005 P:
5.125% 9/1/28	6,800,000	7,408,872
5.25% 9/1/26	8,000,000	8,784,160
Series 2006 S, 5% 9/1/36	9,000,000	9,622,620
Series 2007 U, 5% 9/1/37	2,000,000	2,168,520
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,397,727
Series 2012, 5% 6/15/20	5,000,000	5,763,550
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (c)	5,000,000	5,486,500
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,000,670
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,128,530
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	179,848
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,146,628
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,205,020
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,141,950
5% 7/1/13	250,000	259,820
5% 7/1/14	235,000	255,024
5% 7/1/15	235,000	264,074
5% 7/1/17	490,000	587,873
5% 7/1/18	250,000	306,393
5% 7/1/19	200,000	248,876
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,463,300
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,873,825
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,203,467
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,370,480
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	3,009,984
Series 2012 A:
5% 7/1/18	1,000,000	1,191,250
5% 7/1/19	1,000,000	1,203,760
Series 2012 B:
5% 7/1/37	750,000	840,120
5% 7/1/42	1,100,000	1,225,411
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,809,000
5% 9/1/17	4,870,000	5,725,416
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	35,309
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,970,550
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,147,560
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100)	2,040,000	2,060,339
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,315,000	3,567,868
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,935,674
Series 2010, 5% 1/1/34	2,000,000	2,119,200
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,483,750
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,264,181
5% 3/1/21	2,680,000	2,980,696
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,726,499
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,864,780
Series 2008 A, 5.25% 10/1/38	5,965,000	6,551,717
Series 2008, 6.625% 7/1/38	3,225,000	3,736,550
Series 2009 A, 5.75% 10/1/31	4,000,000	4,690,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2011:
5% 7/1/19	$ 1,500,000	$ 1,733,730
5% 7/1/23	2,500,000	2,910,875
5% 7/1/24	2,000,000	2,314,000
5% 7/1/25	2,265,000	2,604,071
Series 2012 II, 5% 7/1/42	1,000,000	1,081,340
Series 2012, 5% 7/1/21	2,325,000	2,671,239
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,877,725
Series 2011-1, 5.5% 12/1/21 (c)	2,000,000	2,319,240
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,456,588
5% 7/1/42	5,000,000	5,649,500
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	6,175,000	6,456,271
Series 2007 1A, 5% 6/1/15	1,000,000	1,079,180
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	2,415,000	2,640,319
6.5% 1/1/16 (Escrowed to Maturity)	5,975,000	6,678,556
Series 2005 C:
6.5% 1/1/16	595,000	699,012
6.5% 1/1/16 (Escrowed to Maturity)	190,000	227,899
Series 2009 E, 5.25% 1/1/40	10,600,000	12,002,274
Series 2009 G, 5% 1/1/17	3,745,000	4,342,215
Series 2009 I, 5% 1/1/35	5,000,000	5,649,050
Series 2012 B, 5% 1/1/24 (a)	2,650,000	3,219,644
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,431,568
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,602,260
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,251,297
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,131,787
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,494,888
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B:
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,235,000	$ 19,137,141
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	11,093,200
Series 2005 D, 5% 6/15/20	4,000,000	4,377,880
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,634,000
0% 12/15/34	4,000,000	1,517,120
Series 2008 A:
0% 12/15/35	12,055,000	4,107,259
0% 12/15/36	25,000,000	8,036,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,951,726
Series 2009 A:
0% 12/15/36	1,915,000	615,615
0% 12/15/38	13,900,000	3,976,651
0% 12/15/39	18,895,000	5,154,367
Series 2010 A, 0% 12/15/30	14,750,000	6,802,700
Series 2010 A3, 0% 12/15/34	10,775,000	3,938,155
Series 2011 A, 5.25% 6/15/25	6,000,000	7,188,000
Series 2011 B:
5.25% 6/15/25	3,185,000	3,815,630
5.25% 6/15/26	2,000,000	2,406,400
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,693,756
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500,000	1,503,480
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,257,800
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	2,877,488
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	2,500,000	2,670,700
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,477,400
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,968,056
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Bergen Township Muni. Utils. Auth. Swr. Rev.: - continued
Series 2003:
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,056,320
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,498,520
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	390,000	405,737
Series 2009 F:
5% 5/1/30	1,500,000	1,728,480
5% 5/1/39	9,500,000	10,637,815
Series 2010 I, 5% 5/1/29	1,110,000	1,290,408
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,298,080
		570,315,691
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,350,427
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,112,007
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,006,680
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,006,560
Series 2010 D, 5% 1/1/40	4,000,000	4,341,240
		12,816,914
New York & New Jersey - 4.0%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,009,420
136th Series, 5.25% 11/1/16 (c)	2,800,000	3,016,300
141st Series:
5% 9/1/18 (c)	6,000,000	6,585,120
5% 9/1/21 (CIFG North America Insured) (c)	2,400,000	2,591,736
163rd Series, 5% 7/15/35	3,255,000	3,705,167
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
166th Series, 5% 1/15/41	$ 5,000,000	$ 5,659,200
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,315,960
		27,882,903
Puerto Rico - 4.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	2,100,000	2,230,914
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,119,730
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,232,260
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,240,700
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,666,900
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,930,146
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,144,600
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	1,247,040
0% 8/1/47 (AMBAC Insured)	1,000,000	145,480
Series 2009 A, 6.5% 8/1/44	1,500,000	1,757,715
Series 2010 C, 6% 8/1/39	2,200,000	2,537,392
Series 2011 C, 0% 8/1/38	23,300,000	5,801,700
		30,054,577
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,165,170
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 547,910
Series 2009 B, 5% 10/1/25	1,200,000	1,314,984
		3,028,064
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $590,560,738)	644,098,149
NET OTHER ASSETS (LIABILITIES) - 6.3%	42,964,014
NET ASSETS - 100%	$ 687,062,163
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $590,556,337. Net unrealized appreciation aggregated $53,541,812, of which $53,809,250 related to appreciated investment securities and $267,438 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2012

1.805751.108

CTF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Connecticut - 91.0%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,511,685
4.5% 8/15/21	1,225,000	1,398,766
4.5% 8/15/22	1,325,000	1,504,829
5% 8/15/18	1,500,000	1,794,990
5% 8/15/19	750,000	889,110
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	881,370
Series 2010 B, 4% 10/15/19	1,110,000	1,300,509
Bridgeport Gen. Oblig.:
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,428,940
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,806,019
5% 12/1/17 (FSA Insured)	1,830,000	2,093,502
5% 12/1/18 (FSA Insured)	1,635,000	1,856,739
Series 2012 A:
5% 2/15/23	3,510,000	4,080,305
5% 2/15/24	2,490,000	2,876,846
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,827,163
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity)	1,035,000	1,038,902
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (a)(b)	5,000,000	5,032,750
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	5,073,000
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,367,866
Series 2006 D:
5% 11/1/24	17,980,000	20,906,065
5% 11/1/25	10,000,000	11,636,300
Series 2006 F, 5% 12/1/21	14,000,000	16,386,720
Series 2007 D, 5% 12/1/19	1,745,000	2,094,262
Series 2008 A, 5% 4/15/27	5,000,000	5,838,200
Series 2008 B, 5% 4/15/28	4,000,000	4,645,080
Series 2011 D:
5% 11/1/24	4,810,000	5,920,870
5% 11/1/25	10,000,000	12,244,500
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2012 B:
5% 4/15/24	$ 11,875,000	$ 14,717,044
5% 4/15/25	7,460,000	9,187,363
Series 2012 C, 5% 6/1/22	3,020,000	3,820,874
Series A:
5% 2/15/28	2,500,000	3,003,025
5% 2/15/29	2,500,000	2,996,275
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	5,000,000	5,055,450
Series A:
5% 7/1/20	4,855,000	5,611,312
5% 7/1/21	800,000	921,136
5% 7/1/41	3,000,000	3,216,330
Series C:
5% 7/1/20	465,000	561,390
5% 7/1/22	425,000	517,816
5% 7/1/24	1,000,000	1,198,140
Series D:
5% 7/1/21	2,975,000	3,445,437
5% 7/1/23	3,335,000	3,834,250
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,643,233
Series N:
5% 7/1/20	1,250,000	1,405,425
5% 7/1/21	610,000	684,298
5% 7/1/21	1,940,000	2,235,384
5% 7/1/22	2,035,000	2,338,052
5% 7/1/23	1,500,000	1,673,010
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,410,700
Series M, 5% 7/1/34	1,000,000	1,086,540
Series O, 5% 7/1/40	2,000,000	2,182,140
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,280,659
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,246,420
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,915,000	2,348,977
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,277,840
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,212,060
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,135,670
5% 7/1/18	1,000,000	1,142,150
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,793,735
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,657,141
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,524,940
5% 7/1/30	2,000,000	2,340,680
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,087,580
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	12,015,000	12,368,962
Series Y1, 5% 7/1/35	5,000,000	5,498,750
Series Z1, 5% 7/1/42	3,335,000	3,731,065
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,485,775
5% 7/1/18 (AMBAC Insured)	3,020,000	3,391,732
5% 7/1/19 (AMBAC Insured)	2,035,000	2,266,298
5% 7/1/31 (AMBAC Insured)	5,000,000	5,399,400
Series 2011 M, 5.375% 7/1/41	5,485,000	6,170,680
Series G, 5% 7/1/39	1,000,000	1,131,740
Series H1, 5% 7/1/41	1,250,000	1,390,163
Series J:
5% 11/1/24	1,390,000	1,705,850
5% 11/1/25	1,465,000	1,788,399
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,663,907
5% 1/1/25	875,000	1,040,603
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,609,057
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,240,860
5% 7/1/23	3,260,000	3,610,026
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2007 A:
5% 8/1/26	$ 3,800,000	$ 4,318,396
5% 8/1/27 (AMBAC Insured)	2,000,000	2,265,840
Series 2008 A, 5% 11/1/21	5,000,000	5,947,050
Series 2009 1, 5% 2/1/17	10,000,000	11,784,800
Series 2010 C, 5% 11/1/20	1,085,000	1,346,225
Series 2011 A, 5% 12/1/25	5,000,000	6,098,800
Connecticut State Revolving Fund Gen. Rev.:
Series 2008 A:
5% 2/1/16	5,500,000	6,329,950
5% 2/1/17	3,000,000	3,556,890
Series 2009 A:
5% 6/1/23	1,750,000	2,102,485
5% 6/1/25	7,210,000	8,586,605
5% 6/1/26	2,000,000	2,372,160
Danbury Gen. Oblig.:
Series 2010 B, 5% 7/1/20	1,220,000	1,517,631
Series 2011:
5% 7/15/22	1,000,000	1,248,850
5% 7/15/23	1,300,000	1,607,996
5% 7/15/24	410,000	504,152
5% 7/15/25	350,000	428,162
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	297,294
4% 7/15/18	535,000	618,835
4% 7/15/19	335,000	389,860
4% 7/15/21	360,000	417,503
4% 7/15/22	325,000	373,575
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	970,126
5% 7/1/18	350,000	419,524
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,891,005
5% 7/1/17	1,000,000	1,201,840
5% 7/1/18	1,000,000	1,227,480
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	814,607
4% 9/15/19	500,000	547,250
4% 9/15/20	250,000	270,655
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Farmington Gen. Oblig.: - continued
Series A:
4% 9/15/20	$ 1,445,000	$ 1,673,527
4% 9/15/21	905,000	1,035,184
5% 9/15/19	325,000	402,285
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,030
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,090,940
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,505,520
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,895,296
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,866,311
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,189,030
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,178,210
5% 4/1/21 (FSA Insured)	1,000,000	1,182,440
5% 4/1/22 (FSA Insured)	1,000,000	1,194,670
5% 4/1/24	2,500,000	2,913,200
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,449,423
5% 8/1/15	1,000,000	1,119,040
5% 8/1/17	2,680,000	3,173,281
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	512,355
4% 5/1/14	800,000	848,624
5% 5/1/15	500,000	557,245
5% 5/1/16	1,000,000	1,152,840
5% 5/1/18	500,000	604,445
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,341,822
5% 6/15/17 (AMBAC Insured) (b)	775,000	779,952
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,985,000	2,209,603
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,252,165
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	$ 30,000	$ 33,121
Series 2005, 5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,863,514
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,882,764
5% 11/1/16 (AMBAC Insured)	6,000,000	6,873,600
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,171,020
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,277,120
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,402,980
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,429,545
5% 11/1/17	1,900,000	2,215,191
5% 11/1/18	2,005,000	2,356,617
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,674,339
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,170,663
5% 1/15/17 (AMBAC Insured)	1,025,000	1,200,367
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	728,904
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,757,004
5% 7/1/23	975,000	1,192,844
5% 7/1/26	625,000	753,556
Series 2011 A:
4% 7/1/22	1,000,000	1,162,710
4% 7/1/23	1,000,000	1,151,350
4% 7/1/24	1,000,000	1,144,420
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	589,570
4% 8/1/20	200,000	233,956
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	687,294
4% 7/15/21	600,000	683,106
4% 7/15/22	600,000	677,076
4% 7/15/23	600,000	672,474
Reg'l. School District #15:
4% 7/1/16	750,000	837,090
4% 7/1/22	1,520,000	1,727,222
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,714,035
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,720,403
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,949,475
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,263,882
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,503,868
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,186,805
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	27,571,990
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,415,683
5% 7/1/18	3,600,000	4,391,568
Series 2011, 4% 7/1/23	1,045,000	1,203,161
5.25% 7/15/15	3,000,000	3,127,470
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,175,812
Series 2009:
4% 9/15/17	850,000	980,076
4% 9/15/19	400,000	467,020
4% 9/15/20	525,000	604,259
4% 9/15/21	500,000	570,155
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,274,305
Series 2011 A, 5% 2/15/27	3,000,000	3,592,800
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,321,798
4% 8/1/22	1,000,000	1,131,450
4.25% 8/1/21	1,000,000	1,166,880
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,290,889
Series 2009 B:
4.5% 7/1/20	1,375,000	1,625,773
5% 7/1/18	2,635,000	3,192,856
5% 7/1/19	1,000,000	1,227,510
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/20	$ 2,195,000	$ 2,757,952
5% 7/1/21	1,000,000	1,252,280
5% 7/1/22	1,210,000	1,500,182
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,668,753
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,178,260
5% 8/1/22	2,000,000	2,464,480
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	903,912
Series 2009, 5% 2/1/21	480,000	579,259
Series 2010:
4% 11/1/20	1,050,000	1,256,955
4% 11/1/21	1,000,000	1,183,580
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	362,277
5% 1/15/20	350,000	434,760
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	606,569
4% 7/15/19	500,000	564,610
4% 7/15/20	460,000	514,597
		536,831,781
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,034,520
Puerto Rico - 6.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,613,978
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	520,963
Series CC, 5.25% 7/1/33	2,495,000	2,932,698
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,202,440
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,707,821
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,238,080
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 250,000	$ 280,440
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,240,700
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,496,650
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,389,570
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	915,680
Series VV, 5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,852,700
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,279,000
		36,670,720
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,503,755
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $536,549,902)	577,040,776
NET OTHER ASSETS (LIABILITIES) - 2.2%	13,177,938
NET ASSETS - 100%	$ 590,218,714
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $536,545,349. Net unrealized appreciation aggregated $40,495,427, of which $40,518,270 related to appreciated investment securities and $22,843 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012